Consolidated Statements of Mezzanine and Members Equity - USD ($) $ in Thousands		Total	Capital Unit, Class A	Capital Unit, Class A-1	Capital Unit, Class B	Common Class A	Class B Common Stock	Common Stock Common Class A	Common Stock Class B Common Stock	Common Units Capital Unit, Class A	Common Units Capital Unit, Class A-1	Common Units Capital Unit, Class B	Common Units Capital Unit, Class B-1	Additional Paid in Capital		AOCI [1]	Noncontrolling Interest	Retained Earnings (Deficit)
Beginning balance (in units) at Dec. 31, 2020										19,495,000	1,843,000	3,218,000
Beginning balance at Dec. 31, 2020		$ 59,629								$ 7,725	$ 28,500	$ 60						$ 23,344
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to Legacy AON Stockholders prior to the reverse recapitalization		(105)																(105)
Equity based compensation (in shares)												1,485,000
Equity based compensation		20										$ 20
Other comprehensive income (loss)		0
Ending balance (in units) at Dec. 31, 2021										19,495,000	1,843,000	4,703,000
Ending balance at Dec. 31, 2021		59,544								$ 7,725	$ 28,500	$ 80						23,239
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss attributable to Legacy AON Stockholders prior to the reverse recapitalization		2,589																2,589
Other comprehensive income (loss)		(117)														$ (117)
Ending balance (in units) at Dec. 31, 2022			19,495,376	1,842,520	4,703,628					19,495,000	1,843,000	4,703,000
Ending balance at Dec. 31, 2022		$ 62,016								$ 7,725	$ 28,500	$ 80				(117)		25,828
Redeemable Preferred Stock
Issuance of Class C Units, net of offering costs (in shares)	[2]	6,500,000
Issuance of Class C Units, net of offering costs	[2]	$ 62,897
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A and A-1 preferred returns		(8,174)																(8,174)
Issuance of additional Class A-1 Units pursuant to the Anti-Dilution Feature (in shares)											1,157,000
Issuance of additional Class A-1 Units pursuant to the Anti-Dilution Feature											$ 9,725
Tax distributions		(1,306)																(1,306)
Capital contribution from noncontrolling interest member																	$ 134
Accumulated Other Comprehensive Income		179														179
Net loss attributable to Legacy AON Stockholders prior to the reverse recapitalization		(27,081)															(26)	(27,055)
Equity based compensation (in shares)												911,000	1,047,000
Equity based compensation		$ 4,874										$ 10	$ 4,864
Ending Balance (in shares) at Dec. 31, 2023	[2]	6,652,000
Ending Balance at Dec. 31, 2023	[2]	$ 64,986
Increase (Decrease) In Noncontrolling Interest [Roll Forward]
Net loss after the reverse recapitalization		(30,800)
Ending Balance at Dec. 31, 2023	[1]	167,025
Beginning balance (in units) at Dec. 31, 2022			19,495,376	1,842,520	4,703,628					19,495,000	1,843,000	4,703,000
Beginning balance at Dec. 31, 2022		62,016								$ 7,725	$ 28,500	$ 80				(117)		25,828
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)		510
Fair value adjustment to redeemable noncontrolling interest														$ (17,600)				(143,100)
Ending balance (in shares) at Dec. 31, 2023						9,517,816	25,109,551	6,678,000	25,110,000		0
Ending balance (in units) at Dec. 31, 2023			0	0	0							0
Ending balance at Dec. 31, 2023		$ (161,298)						$ 1	$ 3					0	[1]	81	429	(161,812)
Redeemable Preferred Stock
Reverse Recapitalization, net (in shares)	[2]	152,000
Reverse Recapitalization, net	[2]	$ 2,089
Ending Balance (in shares) at Dec. 31, 2023	[2]	6,652,000
Ending Balance at Dec. 31, 2023	[2]	$ 64,986
Increase (Decrease) In Noncontrolling Interest [Roll Forward]
Reverse Recapitalization, net	[1]	36,872
Other comprehensive income	[1]	268
Net loss after the reverse recapitalization	[1]	(30,848)
Fair value adjustment to redeemable noncontrolling interest	[1]	160,733
Ending Balance at Dec. 31, 2023	[1]	167,025
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity based compensation		2												0	[1]			2
743(b) tax adjustment		(254)												0	[1]			(254)
Reverse Recapitalization, net (in shares)								6,693,000	25,110,000	(19,495,000)	(3,000,000)	(5,614,000)	(1,047,000)
Reverse Recapitalization, net		(35,430)						$ 1	$ 3	$ (7,725)	$ (38,225)	$ (90)	$ (4,864)	17,601	[1]	(42)		(2,089)
Other comprehensive income (loss)		61														61
Repurchases of Class A Common Stock (in shares)								(15,000)
Repurchases of Class A Common Stock		(89)												0	[1]			(89)
Net loss after the reverse recapitalization		(5,222)															321	(5,543)
Fair value adjustment to redeemable noncontrolling interest		(160,733)												(17,601)	[1]			(143,132)
Ending balance (in shares) at Dec. 31, 2023						9,517,816	25,109,551	6,678,000	25,110,000		0
Ending balance (in units) at Dec. 31, 2023			0	0	0							0
Ending balance at Dec. 31, 2023		$ (161,298)						$ 1	$ 3					$ 0	[1]	$ 81	$ 429	$ (161,812)

[1]	The acronyms in the tables above are defined as follows:APIC - Accumulated paid in capitalAOCI - Accumulated other comprehensive incomeNCI - Mezzanine equity classified noncontrolling interest
[2]	This activity reflects the issuance of the AON LLC Class C Units, the conversion of AON LLC Class C Units to AON LLC Series A Preferred Units, and the exchange of AON LLC Series A Preferred Units for Series A Preferred Stock, in accordance with the Business Combination. Refer to Note - 1 for the description of the Business Combination and Note 12 for the summary of equity instruments.